Stockholders' Equity (Details 2) - Restricted Stock [Member] - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2016
Shares Issued		1,353,055
Fair Value		$ 2,060,557
Shares Vested		160,014
Stock based compensation expense	$ 6,219	$ 465,616
Unrecognized stock based compensation expense	553,238	$ 1,588,722
June 2014 [Member]
Shares Issued		307,876
Fair Value		$ 381,779
Shares Vested		96,211
Stock based compensation expense	3,916	$ 115,045
Unrecognized stock based compensation expense	269,134	$ 262,818
July 2014 [Member]
Shares Issued		32,408
Fair Value		$ 2,090
Shares Vested		9,452
Stock based compensation expense	363	$ 486
Unrecognized stock based compensation expense	1,727	$ 1,241
August 2014 [Member]
Shares Issued		81,020
Fair Value		$ 169,986
Shares Vested		21,943
Stock based compensation expense	807	$ 41,687
Unrecognized stock based compensation expense	119,756	$ 127,492
September 2014 [Member]
Shares Issued		129,633
Fair Value		$ 74,339
Shares Vested		32,408
Stock based compensation expense	1,133	$ 19,981
Unrecognized stock based compensation expense	53,437	$ 53,225
March 2015 [Member]
Shares Issued		72,918
Fair Value		$ 153,663
Shares Vested
Stock based compensation expense		$ 24,444
Unrecognized stock based compensation expense	109,184	$ 129,219
June 2015 [Member]
Shares Issued		293,000
Fair Value		$ 439,500
Shares Vested
Stock based compensation expense		$ 84,839
Unrecognized stock based compensation expense		$ 354,661
November 2015 [Member]
Shares Issued		36,200
Fair Value		$ 54,300
Shares Vested
Stock based compensation expense		$ 7,993
Unrecognized stock based compensation expense		$ 46,307
December 2015 [Member]
Shares Issued		300,000
Fair Value		$ 590,300
Shares Vested
Stock based compensation expense		$ 151,179
Unrecognized stock based compensation expense		$ 439,121
January 2016 [Member]
Shares Issued		40,000
Fair Value		$ 68,000
Shares Vested
Stock based compensation expense		$ 7,829
Unrecognized stock based compensation expense		$ 60,171
March 2016 [Member]
Shares Issued		60,000
Fair Value		$ 126,600
Shares Vested
Stock based compensation expense		$ 12,133
Unrecognized stock based compensation expense		$ 114,467